Note to Schedule One - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Information Of Subsidiaries Disclosure [Abstract]
Restricted Capital and Reserves	$ 353,270	$ 350,256
Minimum percentage of restricted net assets of consolidated and unconsolidated subsidiaries to consolidated net assets to file condensed financial information	25.00%
Cash dividend was declared by subsidiaries	0	0	0
Cash dividend was paid by subsidiaries	$ 0	$ 0	$ 0